================================================================================

                           --------------------------
                                  ANNUAL REPORT
                           --------------------------
                                 March 31, 2001
                           --------------------------



                                   Value Line
                                    Emerging
                                  Opportunities
                                   Fund, Inc.




                                    [GRAPHIC]
                                    ---------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Emerging Opportunities Fund, Inc.

                                                      To Our Value Line Emerging
--------------------------------------------------------------------------------

To Our Shareholders:

For the fiscal year ended March 31, 2001, the Value Line Emerging Opportunities Fund posted a total return of -21.86%, which compared with a total return of -15.33% for the unmanaged Russell 2000, an index of small-capitalization stocks(1). Having surpassed the Russell 2000 Index by more than 56 percentage points in the huge stock market rally of the prior fiscal year, the Fund gave up only a small portion of that edge in the subsequent downturn. This allowed your Fund to place in the top quintile of mid-cap growth funds for the latest 12-month period ended March 31, 2001, according to Lipper Inc.(2)

The year was marked by a loss of nearly 60% in the technology-heavy NASDAQ Composite Index. We protected much of the portfolio's prior gains by selling a large portion of its technology-sector holdings as the year went on. At the start of the fiscal year, the various tech holdings amounted to about 50% of the Fund's assets. By year-end, this figure was down to 12%, a bit less than even the benchmark Russell 2000 weighting.

Our strategy is to invest in winners and stick with them until they falter. We define winners as those companies with strong earnings and stock price momentum, relative to other companies. Over the past year, an unusually large number of prior winners have faltered. Often, a fall in stock price momentum was our first signal to exit a stock, even before weakness in earnings showed up. That earnings weakness eventually did become well known, particularly in the technology sector. We never become wedded to any individual company, no matter how strong its long-term prospects appear. Our sell discipline has always been important to this Fund's performance, but never more so than in the year past.

Entering this new fiscal year, the Fund held about 360 different stocks in a wide variety of industries. About 20% of assets were invested in the financial services sector and 17% in consumer cyclicals, which includes retailers. As it happens, all sector weights were relatively in line with the Russell 2000 benchmark, with the widest variances being consumer cyclicals at 5% overweight and basic materials at 4% underweight. About 75% of assets were in stocks with market capitalizations below $1.5 billion.

As always, we will stay with our disciplined investment strategy, riding out the current market difficulties but ready to take advantage of opportunities. Thank you for investing with us.


                                                   Sincerely,

                                                   /s/ Jean Bernhard Buttner

                                                   Jean Bernhard Buttner
                                                   Chairman and President

April 30, 2001

--------------------------------------------------------------------------------

(1) The Russell 2000 Index is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(2) Lipper ranked the Value Line Emerging Opportunities Fund 63rd out of 360 flexible mid-cap growth funds based on return for the year ended 3/31/01, 26th out of 241 mid-cap growth funds for the 3 years ended 3/31/01, and 32nd out of 133 mid-cap growth funds for the 5 years ended 3/31/01.


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The domestic economy is operating at a rather modest growth rate as the first half of the year winds down. Evidence of this restrained level of business activity can be found in recent figures on manufacturing, factory usage, and employment. Overall, we estimate that the economy will grow by just 1%-2% through midyear. Thereafter, we would expect the pace of business activity to quicken somewhat as the benefits of recent reductions in interest rates become apparent. Overall, however, in light of current conditions and the near-term outlook for certain sectors, we doubt whether GDP growth will exceed 2%-3% during the second half of the year.

Inflationary  pressures,  meanwhile,  continue  to be held in check for the most part, with sustained moderate increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, some short-term pricing pressures could still evolve over the next few quarters, particularly if oil prices resume their upward climb in response to reduced energy production worldwide. The prospect of several additional months of just modest economic improvement, however, should help to contain energy consumption, thereby helping to keep oil and gas prices from escalating once again.

Meanwhile, the Federal Reserve, taking note of the current subdued level of economic growth, has been reducing interest rates aggressively, with four rate reductions being enacted thus far this year. The Fed's objective in lowering interest rates at this time is to give the economy the lift needed to ensure that a second-half comeback is forged. Given the Fed's goal of ensuring that the long business uptrend is sustained, we would expect the nation's central bank to trim interest rates further in the months ahead.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

                 COMPARISON OF THE CHANGE IN VALUE OF A $10,000
               INVESTMENT IN THE VALUE LINE EMERGING OPPORTUNITIES
                  FUND, INC. AND THE RUSSELL 2000 STOCK INDEX**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                         Value Line Emerging          Russell 2000
           Date        Opportunities Fund, Inc.       Stock Index
         -------       ------------------------       -----------
         6/23/93                 10,000                  10,000
         9/30/93                 11,200                  11,142
         12/31/93                12,106                  11,431
         3/31/94                 11,835                  11,127
         6/30/94                 11,504                  10,691
         9/30/94                 12,086                  11,434
         12/31/94                12,029                  11,233
         3/31/95                 12,731                  11,741
         6/30/95                 13,639                  12,841
         9/30/95                 15,622                  14,110
         12/31/95                14,921                  14,415
         3/31/96                 15,733                  15,151
         6/30/96                 16,149                  15,909
         9/30/96                 16,735                  15,963
         12/31/96                16,465                  16,793
         3/31/97                 15,408                  15,969
         6/30/97                 18,095                  18,558
         9/30/97                 21,305                  21,319
         12/31/97                18,365                  20,606
         3/31/98                 19,644                  22,678
         6/30/98                 18,410                  21,621
         9/30/98                 14,869                  17,264
         12/31/98                19,213                  20,080
         3/31/99                 19,842                  18,991
         6/30/99                 22,944                  21,944
         9/30/99                 23,559                  20,557
         12/31/99                32,782                  24,349
         3/31/2000               38,412                  26,073
         6/30/2000               37,535                  25,088
         9/30/2000               39,489                  25,365
         12/31/2000              34,607                  23,613
         3/31/2001               30,013                  22,077


                           From 6/23/93+ to 3/31/2001.

** The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States. The presentation includes reinvested dividends.

Performance Data:*

                                          Average
                                       Annual Total
                                          Return
                                       ------------
1 year ended March 31, 2001............  -21.86%
5 years ended March 31, 2001...........  +13.79%
From June 23, 1993+ to
  March 31, 2001.......................  +15.19%

+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments                                           March 31, 2001
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS (94.7%)

             ADVERTISING (0.9%)
    3,500    ADVO, Inc.*....................................        $   129,150
    4,500    Direct Focus, Inc.*............................            112,500
    1,700    Omnicom Group, Inc.............................            140,896
                                                                    -----------
                                                                        382,546

             AEROSPACE/DEFENSE
               (2.1%)
    1,800    Alliant Techsystems, Inc.*.....................            159,390
    6,000    BE Aerospace, Inc.*............................            110,250
    5,700    DRS Technologies, Inc.*........................             89,718
    5,000    Doncasters plc (ADR)*..........................             94,000
    5,875    Engineered Support
                 Systems, Inc...............................            113,828
    4,000    ESCO Technologies Inc.*........................             99,840
    4,000    Precision Castparts Corp.......................            132,200
    7,000    United Industrial Corp.........................             88,200
                                                                    -----------
                                                                        887,426

             AIR TRANSPORT (0.9%)
    6,000    Atlantic Coast Airlines
                 Holdings, Inc.*............................            126,000
    1,800    Expeditors International of
                 Washington, Inc............................             90,787
    3,300    Frontier Airlines, Inc.*.......................             40,219
    4,400    SkyWest, Inc...................................            102,300
                                                                    -----------
                                                                        359,306

             APPAREL (1.4%)
    3,400    Columbia Sportswear Co.*.......................            154,647
   10,000    Gildan Activewear, Inc.
                 Class "A"*.................................            181,500
    9,000    McNaughton Apparel
                 Group, Inc.*...............................            142,312
    6,300    Phillips-Van Heusen Corp.......................             95,004
                                                                    -----------
                                                                        573,463

             AUTO PARTS-ORIGINAL
               EQUIPMENT (0.2%)
    3,000    Superior Industries
                 International, Inc.........................            103,710

             BANK (6.0%)
    3,500    Alabama National
                 BanCorporation.............................            105,000
    3,000    Banco Latinoamericano de
                 Exportaciones S.A.
                 Class "E" .................................             92,370
    6,000    Boston Private Financial
                 Holdings, Inc..............................            106,500
    2,000    Cathay Bancorp, Inc............................             97,250
    4,000    Citizens Banking Corp..........................            106,750
   15,000    Colonial BancGroup, Inc........................            195,000
    3,700    Dime Community
                 Banshares, Inc.............................            100,825
    6,300    East West Bancorp, Inc.........................            121,275
    1,200    First Citizens BancShares, Inc.
                 Class "A" .................................            123,000
    4,000    Frontier Financial Corp........................             95,750
    4,500    Fulton Financial Corp..........................             91,406
    3,000    Greater Bay Bancorp............................             75,563
    5,000    Independent Bank Corp..........................            100,937
    3,000    MAF Bancorp, Inc...............................             82,125
    4,200    Provident Bankshares Corp......................             93,975
    6,000    R & G Financial Corp.
                 Class "B" .................................             99,000
    9,000    Republic Bancorp Inc...........................            110,812
    4,200    S & T Bancorp, Inc.............................             97,188
    5,000    Sterling Bancshares, Inc.......................             87,500
    5,200    Susquehanna Bancshares, Inc....................             93,600
    3,200    Texas Regional Bancshares,
                 Inc. Class "A" ............................            110,800
    2,200    UCBH Holdings, Inc.............................            107,112
    4,000    Valley National Bancorp........................            108,360
    3,100    W Holding Company, Inc.........................             36,619
    2,500    Westamerica Bancorporation.....................             94,375
                                                                    -----------
                                                                      2,533,092


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                                                                               5

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             BANK--MIDWEST (1.0%)
    4,000    BOK Financial Corp.*...........................        $    98,250
    3,000    First Financial Bankshares, Inc................             99,750
    3,400    First Midwest Bancorp, Inc.....................             95,710
    3,500    TCF Financial Corp.............................            132,265
                                                                    -----------
                                                                        425,975

             BEVERAGE--
               ALCOHOLIC (0.3%)
    1,800    Constellation Brands, Inc.
                 Class "A"*.................................            129,150

             BUILDING MATERIALS
               (0.6%)
    7,000    Dal-Tile International Inc.*...................            105,350
    2,500    Jacobs Engineering Group, Inc.*................            145,000
                                                                    -----------
                                                                        250,350

             CABLE TV (0.8%)
    3,600    EchoStar Communications
                 Corp. Class "A"*...........................             99,675
    4,000    Insight Communications
                 Company, Inc. Class "A"*...................            106,000
    6,000    Mediacom Communications
                 Corp. Class "A"*...........................            117,375
                                                                    -----------
                                                                        323,050

             CHEMICAL--
               SPECIALTY (0.8%)
    2,200    OM Group, Inc..................................            117,150
    4,050    Park Electrochemical Corp......................             91,530
    4,000    SurModics, Inc.*...............................            144,000
                                                                    -----------
                                                                        352,680

             COMPUTER &
               PERIPHERALS (0.8%)
    7,200    IKOS Systems, Inc.*............................             73,800
    2,800    Mercury Computer
                 Systems, Inc.*.............................            107,450
    6,750    NYFIX, Inc.*...................................            154,827
                                                                    -----------
                                                                        336,077

             COMPUTER SOFTWARE
               & SERVICES (3.6%)
    4,300    Activision, Inc.*..............................            104,544
    3,000    Actuate Corp.*.................................             28,687
    2,200    Advent Software, Inc.*.........................             97,488
    2,000    Affiliated Computer Services,
                 Inc. Class "A"*............................            129,800
    8,000    AremisSoft Corp.*..............................            104,000
    2,500    Autodesk, Inc..................................             76,406
    2,300    Bisys Group, Inc. (The)*.......................            122,906
    2,325    Comverse Technology, Inc.*.....................            136,919
    1,700    Fair, Issac & Co., Inc.........................             99,467
    8,000    INNODATA Corp.*................................             44,500
    6,400    Itron, Inc.*...................................             76,000
    4,200    MapInfo Corp.*.................................             74,550
    3,200    Mentor Graphics Corp.*.........................             66,000
    3,600    Mercury Interactive Corp.*.....................            150,750
    2,000    National Instruments Corp.*....................             65,250
    4,000    Numerical Technologies, Inc.*..................             39,500
    2,800    Rational Software Corp.*.......................             49,700
    2,500    Siebel Systems, Inc.*..........................             68,000
                                                                    -----------
                                                                      1,534,467

             DIVERSIFIED
               COMPANIES (1.6%)
    2,000    American Standard
                 Companies, Inc.*...........................            118,140
    6,000    Covanta Energy Corporation*....................            100,800
    1,400    NACCO Industries, Inc.
                 Class "A"..................................             87,164
    4,300    Quixote Corp...................................             95,138
    5,000    Scott Technologies, Inc.*......................            110,625
    2,600    Teleflex, Inc..................................            106,470
    1,400    Tyco International Ltd.........................             60,522
                                                                    -----------
                                                                        678,859


--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             DRUG (4.9%)
    3,000    Albany Molecular
                 Research, Inc.*............................        $   105,000
    1,600    Aviron*........................................             66,500
    3,000    Cima Labs, Inc.*...............................            186,375
    3,357    Elan Corp., PLC (ADR)*.........................            175,403
    4,000    First Horizon Pharmaceutical
                 Corp.*.....................................             83,500
    5,550    Ivax Corp.*....................................            174,825
    3,000    K-V Pharmaceutical Co.
                 Class "A"*.................................             59,070
    9,671    King Pharmaceuticals, Inc.*....................            394,093
    2,400    Pharmaceutical Product
                 Development, Inc.*.........................            101,100
    5,500    Scios Inc.*....................................            126,500
    3,232    Shire Pharmaceuticals
                 Group PLC (ADR)*...........................            141,400
    7,600    SICOR, Inc.*...................................            105,925
    5,200    Taro Pharmaceutical
                 Industries, Ltd.*..........................            227,825
    4,700    Titan Pharmaceuticals, Inc.*...................            104,340
                                                                    -----------
                                                                      2,051,856

             EDUCATIONAL
               SERVICES (2.1%)
    4,050    Apollo Group, Inc. Class "A"*..................            132,891
    3,000    Career Education Corp.*........................            150,750
    5,400    Corinthian Colleges, Inc.*.....................            217,350
    3,600    Edison Schools, Inc.
                 Class "A"*.................................             72,900
    3,300    Education Management
                 Corp.*.....................................            107,662
    6,000    PLATO Learning, Inc.*..........................            119,400
    4,400    Sylvan Learning Systems,
                 Inc.*......................................             90,750
                                                                    -----------
                                                                        891,703

             ELECTRIC UTILITY--
               CENTRAL (0.6%)
    4,000    UtiliCorp United Inc...........................            129,440
    5,000    Vectren Corp...................................            107,000
                                                                    -----------
                                                                        236,440

             ELECTRIC UTILITY--
               WEST (1.2%)
    2,000    AES Corp. (The)*...............................             99,920
    5,200    Calpine Corp.*.................................            286,364
    3,500    MDU Resources Group, Inc.......................            125,020
                                                                    -----------
                                                                        511,304

             ELECTRICAL
               EQUIPMENT (0.8%)
    4,000    C&D Technologies, Inc..........................            110,400
    8,000    General Cable Corp.............................             86,800
    2,200    Intermagnetics General Corp.*..................             53,350
    3,000    Technitrol, Inc................................             74,670
                                                                    -----------
                                                                        325,220

             ELECTRONICS (2.3%)
    6,000    Daktronics, Inc.*..............................            112,500
    4,500    FEI Company*...................................             99,281
    3,830    Flextronics International Ltd.*................             57,450
    2,000    Gemstar-TV Guide
                 International, Inc.*.......................             57,500
    3,000    M-Wave, Inc.*..................................             24,563
    7,500    Nu Horizons Electronics
                 Corp.*.....................................             66,562
    3,200    Plexus Corp.*..................................             82,000
    3,800    Rogers Corp.*..................................            134,938
    3,900    Symbol Technologies, Inc.......................            136,110
    6,000    Titan Corp.*...................................            107,820
    5,000    Universal Electronics Inc.*....................             82,500
                                                                    -----------
                                                                        961,224

             ENTERTAINMENT (0.2%)
    3,000    Emmis Communications Corp.
                 Class "A"*.................................             75,938

             ENVIRONMENTAL (1.6%)
    5,500    Allied Waste Industries, Inc.*.................             86,240
    3,400    Stericycle, Inc.*..............................            151,725
    3,900    Tetra Tech, Inc.*..............................             78,975
    4,900    TETRA Technologies, Inc.*......................             99,225
    5,800    TRC Companies, Inc.*...........................            171,100
    3,300    Waste Connections, Inc.*.......................             95,081
                                                                    -----------
                                                                        682,346


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                                                                               7

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             FINANCIAL SERVICES-
             DIVERSIFIED (3.7%)
    5,800    Actrade Financial
                 Technologies, Ltd.*........................        $   133,037
    4,500    AmeriCredit Corp.*.............................            145,935
    3,300    Brown & Brown, Inc.............................            112,365
    5,000    Doral Financial Corp...........................            150,000
    4,000    Federal Agricultural Mortgage
                 Corp. Class "C"*...........................             95,400
    4,000    Fidelity National Financial, Inc...............            107,080
    4,000    InterCept Group, Inc. (The)*...................            102,500
    2,300    Investment Technology
                 Group, Inc.*...............................            117,760
    4,000    Irwin Financial Corp...........................             84,500
    9,000    NextCard, Inc.*................................             92,813
    8,000    Seacoast Financial
                 Services Corp..............................            111,500
    4,600    WFS Financial Inc.*............................             81,075
      700    White Mountains Insurance
                 Group, Inc.................................            229,950
                                                                    -----------
                                                                      1,563,915

             FOOD PROCESSING (0.2%)
    1,800    McCormick & Co., Inc...........................             75,582

             FOOD WHOLESALERS (1.0%)
    4,000    Fleming Companies, Inc.........................            101,800
    5,400    Green Mountain Coffee, Inc.*...................             92,475
    6,000    Nash Finch Company.............................            104,250
    2,200    Performance Food Group Co.*....................            115,500
                                                                    -----------
                                                                        414,025


             HEALTHCARE INFORMATION
               SYSTEMS (0.5%)
    3,000    Cerner Corp.*..................................            102,750
    4,500    Eclipsys Corp.*................................             87,750
                                                                    -----------
                                                                        190,500

             HOME APPLIANCE (0.3%)
    2,500    Toro Company (The).............................            115,000

             HOMEBUILDING (2.5%)
    3,000    Beazer Homes USA, Inc.*........................            117,900
    3,300    Centex Corp....................................            137,445
    3,600    Crossman Communities, Inc.*....................             93,825
    8,000    Hovnanian Enterprises, Inc.
                 Class "A"*.................................            114,960
    3,000    Lennar Corp....................................            119,580
    3,850    M.D.C. Holdings, Inc...........................            151,498
    1,000    NVR, Inc.*.....................................            163,000
    3,800    Ryland Group, Inc. (The).......................            157,700
                                                                    -----------
                                                                      1,055,908

             HOTEL/GAMING (2.4%)
   10,000    Alliance Gaming Corp.*.........................            193,750
    3,000    Anchor Gaming*.................................            183,750
    5,000    Argosy Gaming Company*.........................            130,500
    6,000    Extended Stay America, Inc.*...................             90,000
    3,500    GTECH Holdings Corp.*..........................             95,375
    3,400    International Game Technology*.................            171,190
    3,000    MGM Mirage Inc.................................             75,300
    4,500    WMS Industries, Inc.*..........................             81,000
                                                                    -----------
                                                                      1,020,865

             HOUSEHOLD
               PRODUCTS (0.6%)
    1,000    Pfeiffer Vacuum Technology AG (ADR)............             36,950
    2,200    Rent-A-Center, Inc.*...........................            101,062
    4,500    Tupperware Corp................................            107,370
                                                                    -----------
                                                                        245,382

             INDUSTRIAL
               SERVICES (1.9%)
    2,400    Convergys Corp.*...............................             86,568
    3,000    Emcor Group, Inc.*.............................             91,890
    2,400    Iron Mountain, Inc.*...........................             91,968
    3,800    Professional Detailing, Inc.*..................            234,591
    3,300    Quanta Services, Inc.*.........................             73,656
    2,000    Right Management Consultants, Inc.*............             48,250
    2,300    SmartForce PLC (ADR)*..........................             51,031
    9,000    Tier Technologies, Inc.
                 Class "B"*.................................            105,750
                                                                    -----------
                                                                        783,704


--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             INSURANCE-LIFE (0.7%)
    2,800    Reinsurance Group of
                 America, Inc...............................        $   107,912
    6,000    Scottish Annuity & Life
                 Holdings Ltd...............................             86,250
    2,800    StanCorp Financial
                 Group, Inc.................................            117,880
                                                                    -----------
                                                                        312,042

             INSURANCE-PROPERTY &
               CASUALTY (2.4%)
    4,500    Berkley (W.R.) Corp............................            202,781
    3,400    Harleysville Group Inc.........................             75,438
    4,000    HCC Insurance Holdings, Inc....................            105,800
    4,000    IPC Holdings Ltd.*.............................             89,500
    5,000    Old Republic International Corp................            142,000
    2,700    PartnerRe Ltd..................................            133,029
    5,000    Philadelphia Consolidated
                 Holding Corp.*.............................            138,125
    1,600    RenaissanceRe Holdings Ltd.....................            112,016
                                                                    -----------
                                                                        998,689

             INTERNET (0.8%)
    5,500    efunds Corp.*..................................            105,875
    6,500    IndyMac Bancorp, Inc.*.........................            186,810
    3,700    MatrixOne, Inc.*...............................             63,131
                                                                    -----------
                                                                        355,816

             MACHINERY (0.8%)
    5,000    Flowserve Corp.*...............................            112,200
    2,000    GenTek, Inc....................................             26,000
    4,500    Graco Inc......................................            126,000
    3,700    Stewart & Stevenson
                 Services, Inc..............................             80,475
                                                                    -----------
                                                                        344,675

             MARITIME (0.3%)
    5,625    A.C.L.N. Ltd.*.................................            135,000

             MEDICAL SERVICES
               (2.4%)
    2,800    AdvancePCS*....................................            151,944
    5,500    American Healthways, Inc.*.....................             95,219
    6,000    AmSurg Corp. Class "A"*........................            114,375
    4,500    Atrix Laboratories, Inc.*......................             61,875
    3,300    CorVel Corp.*..................................            116,737
    4,500    ESC Medical Systems Ltd.*......................            108,281
    5,000    Gentiva Health Services, Inc.*.................             95,313
    5,000    RightCHOICE Managed
                 Care, Inc.*................................            169,750
   10,000    US Oncology, Inc.*.............................             81,250
                                                                    -----------
                                                                        994,744

             MEDICAL SUPPLIES (5.3%)
    2,500    Bio-Rad Laboratories, Inc.
                 Class "A"*.................................             90,000
    7,000    Chronimed, Inc.*...............................             97,563
    2,400    Cooper Companies, Inc..........................            113,640
    7,000    Cytyc Corp.*...................................            115,500
    3,000    DENTSPLY International, Inc....................            109,500
    3,000    Diagnostic Products Corp.......................            156,450
    4,200    Henry Schein, Inc.*............................            154,350
    6,000    Integra LifeSciences
                 Holdings Corp.*............................             81,750
    8,000    Inverness Medical
                 Technology, Inc.*..........................            208,400
    6,500    Ocular Sciences, Inc.*.........................            115,781
    4,000    Patterson Dental Co.*..........................            123,000
    4,000    PolyMedica Corp.*..............................             91,000
    3,000    ResMed Inc.*...................................            121,200
    4,000    Respironics, Inc.*.............................            122,000
    7,300    Urologix, Inc.*................................            156,950
    2,800    Varian Medical Systems, Inc.*..................            170,240
    2,000    Vital Signs, Inc...............................             64,250
    4,000    Zoll Medical Corp.*............................            139,500
                                                                    -----------
                                                                      2,231,074


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             METAL FABRICATING (1.6%)
    3,600    Chicago Bridge & Iron
                 Co., N.V...................................        $    85,500
    2,800    Penn Engineering &
                 Manufacturing Corp.........................            108,220
    8,000    Shaw Group, Inc.*..............................            373,680
    2,300    SPS Technologies, Inc.*........................            103,638
                                                                    -----------
                                                                        671,038

             METALS & MINING-
               DIVERSIFIED (0.4%)
    9,000    Freeport-McMoRan Copper &
                 Gold, Inc. Class "B"*......................            117,450
    2,500    Stillwater Mining Co.*.........................             67,625
                                                                    -----------
                                                                        185,075

             NATURAL GAS-
               DISTRIBUTION (0.3%)
    4,000    Midcoast Energy Resources, Inc.................            106,000

             NATURAL GAS-
               DIVERSIFIED (0.4%)
    3,000    Cross Timbers Oil Co...........................             74,250
    3,000    Universal Compression
                 Holdings, Inc.*............................            105,000
                                                                    -----------
                                                                        179,250

             OILFIELD SERVICES/
               EQUIPMENT (2.5%)
    3,600    Hanover Compressor Co.*........................            114,120
    2,200    Helmerich & Payne, Inc.........................            101,860
    4,000    Hydril Company*................................             91,500
    3,000    National-Oilwell, Inc.*........................            103,890
    4,200    OSCA, Inc.*....................................             82,162
    9,000    Seitel, Inc.*..................................            167,400
    3,800    Teekay Shipping Corp...........................            161,880
    8,500    Tesco Corp.*...................................             88,719
    2,600    UTI Energy Corp.*..............................             78,650
    6,000    Willbros Group, Inc.*..........................             68,700
                                                                    -----------
                                                                      1,058,881

             PACKAGING &
               CONTAINER (0.3%)
    5,000    CLARCOR Inc...................................             115,500

             PETROLEUM-PRODUCING
               (0.8%)
    4,000    Chesapeake Energy Corp.*.......................             35,400
    5,000    EXCO Resources, Inc.*..........................             97,500
    2,200    HS Resources, Inc.*............................             99,000
    2,400    Precision Drilling Corp.*......................             85,608
                                                                    -----------
                                                                        317,508

             PHARMACY (0.9%)
    8,000    D&K Healthcare Resources, Inc...........153,000
    3,200    Longs Drug Stores Corp.........................             94,592
    4,000    Syncor International Corp.*....................            129,000
                                                                    -----------
                                                                        376,592

             PRECISION
               INSTRUMENT (2.3%)
    2,200    Analogic Corp..................................             98,863
    5,600    Esterline Technologies Corp.*..................            121,800
    4,500    LeCroy Corporation*............................             76,781
    4,200    Measurement Specialties, Inc.*.................             80,682
    2,400    Mettler Toledo
                 International, Inc.*.......................             98,784
    1,400    Newport Corp...................................             40,964
    1,600    PerkinElmer, Inc...............................             83,920
    6,000    SymmetriCom, Inc.*.............................             72,750
    3,000    Varian, Inc.*..................................             76,687
    2,800    Waters Corp.*..................................            130,060
    2,000    Woodward Governor Co...........................            102,750
                                                                    -----------
                                                                        984,041

             PUBLISHING (0.5%)
    4,500    Advanced Marketing
                 Services, Inc..............................            105,300
    3,000    Scholastic Corp.*..............................            108,188
                                                                    -----------
                                                                        213,488


--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             RAILROAD (0.2%)
    3,000    Genesee & Wyoming, Inc.
                 Class "A"*.................................        $    75,187

             R.E.I.T. (0.2%)
    2,200    Chelsea Property Group, Inc....................             92,840

             RECREATION (1.8%)
    3,500    Callaway Golf Company..........................             77,735
    2,000    Harley-Davidson, Inc...........................             75,900
    2,200    Polaris Industries, Inc........................             99,440
    6,000    SCP Pool Corp.*................................            195,000
    4,300    Shuffle Master, Inc.*..........................            108,306
    5,000    Six Flags, Inc.*...............................             96,750
    2,800    THQ, Inc.*.....................................            106,400
                                                                    -----------
                                                                        759,531

             RESTAURANT (3.0%)
    4,950    Brinker International, Inc.*...................            138,155
    5,000    BUCA, Inc.*....................................             93,100
    3,500    CEC Entertainment, Inc.*.......................            155,225
    4,700    Darden Restaurants, Inc........................            111,625
    3,400    Jack in the Box, Inc.*.........................            101,830
    7,000    Panera Bread Company-
                 Class "A"*.................................            187,250
    6,000    RARE Hospitality
                 International, Inc.*.......................            149,250
   10,400    Ruby Tuesday, Inc..............................            203,944
    4,500    Sonic Corp.*...................................            112,781
                                                                    -----------
                                                                      1,253,160

             RETAIL--SPECIAL
               LINES (6.4%)
    3,000    Abercrombie & Fitch Co.
                 Class "A"*.................................             98,100
   10,000    Ashworth, Inc.*................................             64,375
    5,300    Borders Group, Inc.*...........................             89,199
    2,000    Buckle (The), Inc.*............................             37,500
    6,000    Cato Corp. Class "A"...........................             90,375
    6,500    Charlotte Russe Holding, Inc.*.................            193,375
    7,000    Chico's FAS, Inc.*.............................            229,688
    4,000    Children's Place Retail
                 Stores Inc. (The)*.........................             96,000
    7,800    Christopher & Banks Corp.*.....................            234,975
    2,400    Footstar, Inc.*................................             96,360
    4,500    Gadzooks, Inc.*................................             99,000
    7,000    Gymboree Corp. (The)*..........................             70,000
    6,000    J. Jill Group, Inc. (The)*.....................            105,000
    3,500    Lands' End, Inc.*..............................             96,075
    2,000    Linens 'N' Things, Inc.*.......................             55,000
    4,200    O'Reilly Automotive, Inc.*.....................             83,738
    1,600    Payless ShoeSource, Inc.*......................             99,600
    9,000    Pier 1 Imports, Inc............................            117,000
    3,750    Quiksilver, Inc.*..............................             99,563
    1,200    RadioShack Corp................................             44,028
    2,400    Talbots, Inc. (The)............................            101,952
    4,000    Tiffany & Co...................................            109,000
    5,000    Too, Inc.*.....................................             93,700
    2,400    Tweeter Home Entertainment
                 Group, Inc.*...............................             46,650
    5,000    Wet Seal, Inc. (The)
                 Class "A"*.................................            128,125
    5,850    Wilsons The Leather
                 Experts Inc.*..............................            111,516
                                                                    -----------
                                                                      2,689,894

             RETAIL STORE (1.3%)
    2,500    BJ's Wholesale Club Inc.*......................            119,625
    2,700    Factory 2-U Stores, Inc.*......................             73,744
    5,000    Family Dollar Stores, Inc......................            128,500
    4,200    Fred's Inc. Class "A"..........................             96,075
    2,000    Kohl's Corp.*..................................            123,380
                                                                    -----------
                                                                        541,324

             SEMICONDUCTOR (0.8%)
    9,000    Axcelis Technologies, Inc.*....................            104,062
    2,500    International Rectifier
                 Corp.*.....................................            101,250
    9,000    JACO Electronics, Inc.*........................             51,188
    3,000    Photronics, Inc.*..............................             74,063
                                                                    -----------
                                                                        330,563


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             SHOE (2.2%)
    6,000    Genesco Inc.*..................................        $   164,400
    2,250    Kenneth Cole Productions, Inc.
                 Class "A"*.................................             56,137
    6,500    Maxwell Shoe Co., Inc.
                 Class "A"*.................................            101,156
    5,000    Reebok International Ltd.*.....................            124,300
    4,700    Skechers U.S.A. Inc.
                 Class "A"*.................................            112,800
    4,800    Timberland Co. Class "A"*......................            243,840
    4,600    Vans, Inc.*....................................            103,788
                                                                    -----------
                                                                        906,421

             STEEL-GENERAL (0.2%)
    3,500    Carpenter Technology Corp......................             98,175

             TELECOMMUNICATIONS
               EQUIPMENT (1.0%)
    2,400    Centillium Communications Inc..................             58,650
    1,500    L-3 Communications
                 Holdings, Inc.*............................            118,425
    1,150    Opticnet Inc.*.................................                 12
    6,000    Polycom, Inc.*.................................             74,250
    2,800    Scientific-Atlanta, Inc........................            116,452
    1,500    Tollgrade Communications,
                 Inc.*......................................             38,625
                                                                    -----------
                                                                        406,414

             TELECOMMUNICATION
               SERVICES (0.1%)
    2,200    Exfo Electro-Optical
                 Engineering Inc.*..........................             53,488

             THRIFT (4.6%)
    2,000    Astoria Financial Corp.........................            106,875
    6,000    Berkshire Hills Bancorp, Inc...................            111,000
    5,200    Connecticut Bancshares, Inc....................            108,550
    2,500    Downey Financial Corp..........................            113,250
    5,000    First Essex Bancorp, Inc.......................             98,125
    4,600    First Financial Holdings, Inc..................             92,000
    3,300    Firstfed Financial Corp.*......................             92,400
    4,700    Flagstar Bancorp, Inc..........................            117,500
    7,000    Harbor Florida Bancshares, Inc.................            112,000
    5,000    Hudson City Bancorp, Inc.......................             99,063
    4,000    IBERIABANK Corp................................             95,500
    5,500    Independence Community
                 Bank Corp..................................             95,906
    4,800    New York Community
                 Bancorp, Inc...............................            139,200
    4,400    OceanFirst Financial Corp......................            102,300
    5,000    Richmond County
                 Financial Corp.............................            146,875
    4,000    Roslyn Bancorp, Inc............................             90,000
    4,400    Washington Federal, Inc........................            108,075
    3,300    Webster Financial Corp.........................             96,731
                                                                    -----------
                                                                      1,925,350

             TOILETRIES/
               COSMETICS (0.3%)
    7,000    Elizabeth Arden, Inc.*.........................            119,000

             TRUCKING/
               TRANSPORTATION
               LEASING (1.3%)
    3,000    CNF, Inc.......................................             86,670
    4,200    Heartland Express, Inc.*.......................            106,050
    5,000    Hunt (J.B.) Transport
                 Services, Inc.*............................             78,125
    2,000    Landstar System, Inc.*.........................            135,500
    3,800    Roadway Express, Inc...........................             83,600
    4,500    Yellow Corporation*............................             77,062
                                                                    -----------
                                                                        567,007


--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

             WATER UTILITY (0.2%)
    5,625    Southwest Water Co.............................        $    66,375

             WIRELESS
             NETWORKING (0.4%)
    5,000    Metro One
                 Telecommunications, Inc.*..................            163,750

             OTHER (0.2%)
    4,000    Massey Energy Corp.............................             95,680
                                                                    -----------

             TOTAL COMMON STOCKS
             AND TOTAL INVESTMENT
             SECURITIES (94.7%)
             (Cost $33,129,914) ............................         39,794,635
                                                                    -----------

Shares or
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (5.0%)
(Including accrued interest)
       $2,100,000    Collateralized by $2,080,000
                        U.S. Treasury Notes
                        6,125%, due 08/31/02,
                        with a value of $2,142,386
                        (with Morgan Stanley
                        Dean Witter & Co., 5.12%,
                        dated 3/30/01, due
                        4/2/01, delivery
                        value $2,100,896)...................        $ 2,100,597

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.3%)  ............................            125,817
                                                                    -----------

NET ASSETS (100%)   ........................................        $42,021,049
                                                                    ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($42,021,049 / 2,522,204
  shares outstanding) ......................................             $16.66
                                                                    ===========

* Non-income producing
(ADR) American Depositary Receipts


See Notes to Financial Statements


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Statement of Assets and Liabilities
at March 31, 2001
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$33,129,914) ....................................         $39,794,635
Repurchase agreement
  (Cost--$2,100,597) .....................................           2,100,597
Cash .....................................................              46,910
Receivable for securities sold ...........................             457,072
Receivable for capital shares sold .......................              88,683
Dividends receivable .....................................              18,317
                                                                   -----------
      Total Assets .......................................          42,506,214
                                                                   -----------
Liabilities:
Payable for securities purchased .........................             418,791
Payable for capital shares repurchased ...................               2,895
Accrued expenses:
  Advisory fee payable ...................................              27,724
  Service and distribution plan
    fees payable .........................................               9,242
  Other ..................................................              26,513
                                                                   -----------
      Total Liabilities ..................................             485,165
                                                                   -----------
Net Assets ...............................................         $42,021,049
                                                                   ===========

Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 2,522,204 shares) ..........................         $     2,522
Additional paid-in capital ...............................          35,415,201
Accumulated net realized loss
  on investments .........................................             (61,395)
Net unrealized appreciation
  of investments .........................................           6,664,721
                                                                   -----------
Net Assets ...............................................         $42,021,049
                                                                   ===========

Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($42,021,049 / 2,522,204
  shares outstanding) ....................................         $     16.66
                                                                   ===========



Statement of Operations
for the Year Ended March 31, 2001
--------------------------------------------------------------------------------

Investment Income:
Interest income ..........................................        $    123,879
Dividend income (net of foreign
  withholding tax of $486) ...............................             113,856
                                                                  ------------
      Total Income .......................................             237,735
                                                                  ------------
Expenses:
Advisory fee  ............................................             358,625
Service and distribution plan fee ........................             119,542
Custodian fees ...........................................              64,592
Auditing and legal fees ..................................              44,782
Accounting and bookkeeping
  expense ................................................              32,400
Registration and filing fees .............................              23,735
Directors' fees and expenses .............................              23,446
Printing .................................................              21,082
Transfer agent fees ......................................              12,942
Insurance, dues and other ................................               9,545
                                                                  ------------
    Total expenses before
      custody credits ....................................             710,691
    Less: custody credits ................................              (5,825)
                                                                  ------------
    Net Expenses .........................................             704,866
                                                                  ------------
Net Investment Loss ......................................            (467,131)
                                                                  ------------
Net Realized and Unrealized Loss
  on Investments:
    Net Realized Loss ....................................             (61,395)
    Change in Net Unrealized
      Appreciation .......................................         (11,313,892)
                                                                  ------------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  on Investments .........................................         (11,375,287)
                                                                  ------------
Net Decrease in Net Assets
  from Operations ........................................        $(11,842,418)
                                                                  ============


See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2001 and 2000
--------------------------------------------------------------------------------

                                                                                 Year Ended            Year Ended
                                                                               March 31, 2001        March 31, 2000
                                                                               ------------------------------------
Operations:
  Net investment loss ...................................................      $   (467,131)           $   (305,905)
  Net realized (loss) gain on investments ...............................           (61,395)              8,847,788
  Change in net unrealized appreciation .................................       (11,313,892)             13,241,090
                                                                               ------------------------------------
  Net (decrease) increase in net assets from operations .................       (11,842,418)             21,782,973
                                                                               ------------------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ........................        (6,546,556)               (919,488)
                                                                               ------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..........................................        64,620,452              24,072,879
  Proceeds from reinvestment of distributions to shareholders ...........         6,504,314                 916,146
  Cost of shares repurchased ............................................       (61,499,197)            (16,628,899)
                                                                               ------------------------------------
  Net increase from capital share transactions ..........................         9,625,569               8,360,126
                                                                               ------------------------------------

Total (Decrease) Increase in Net Assets .................................        (8,763,405)             29,223,611

Net Assets:
  Beginning of year .....................................................        50,784,454              21,560,843
                                                                               ------------------------------------
  End of year ...........................................................      $ 42,021,049            $ 50,784,454
                                                                               ====================================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Permanent book-tax differences relating to shareholder distributions have been reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $467,131 from accumulated net investment loss and $183 from undistributed net realized gain to additional paid-in capital. Net investment loss, net realized gain, and net assets were not affected by this reclassification.


--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2001
--------------------------------------------------------------------------------

2.   Capital Share Transactions

Transactions in capital stock, were as follows:

                                                  Year Ended         Year Ended
                                                   March 31,          March 31,
                                                     2001               2000
                                                  -----------------------------
Shares sold ................................       3,200,741         1,193,793
Shares issued to shareholders
  in reinvestment of
  distributions ............................         371,888            48,041
                                                  -----------------------------
                                                   3,572,629         1,241,834
Shares repurchased .........................       3,083,850           837,228
                                                  -----------------------------
Net increase ...............................         488,779           404,606
                                                  =============================

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                              Year Ended
                                                            March 31, 2001
                                                            --------------
PURCHASES:
  Investment Securities ...............................      $53,256,946
                                                             ===========
SALES:
  Investment Securities ...............................      $51,296,942
                                                             ===========

At March 31, 2001, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $35,242,700. The aggregate appreciation and depreciation of investments at March 31, 2001, based on a comparison of investment values and their costs for federal income tax purposes was $8,381,806 and $1,729,274, respectively, resulting in a net appreciation of $6,652,532.

For federal income tax purposes, the Fund had a carryover capital loss at March 31, 2001 of $49,206 which will expire in 2009. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $358,625 was paid or payable to the Adviser for the year ended March 31, 2001. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2001, fees amounting to $119,542 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2001, the Fund's expenses were reduced by $5,825 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2001, the Fund paid brokerage commissions totaling $30,730 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2001, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,801,209 shares of the Fund's capital stock, representing 71.4% of the outstanding shares. In addition, certain officers and directors of the Fund owned 53,469 shares of capital stock, representing 2.1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                      Years Ended March 31,
                                           ----------------------------------------------------------------------------
                                              2001           2000              1999              1998            1997
                                           ----------------------------------------------------------------------------
Net asset value, beginning of year ......   $ 24.97        $ 13.24           $ 13.37           $ 12.67        $ 15.11
                                           ----------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment loss ...................      (.19)          (.15)(3)          (.11)(3)          (.15)          (.13)
  Net gains or (losses) on securities
    (both realized and unrealized) ......     (5.13)         12.39               .21              3.34           (.08)
                                           ----------------------------------------------------------------------------
  Total from investment operations ......     (5.32)         12.24               .10              3.19           (.21)
                                           ----------------------------------------------------------------------------

Less distributions:
  Distributions from realized gains .....     (2.99)          (.51)             (.23)            (2.49)         (2.23)
                                           ----------------------------------------------------------------------------
  Total distributions ...................     (2.99)          (.51)             (.23)            (2.49)         (2.23)
                                           ----------------------------------------------------------------------------

Net asset value, end of year ............   $ 16.66        $ 24.97           $ 13.24           $ 13.37        $ 12.67
                                           ============================================================================

Total return ............................    (21.86)%        93.59%             1.01%            27.50%         (2.07)%
                                           ============================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..   $42,021        $50,784           $21,561           $21,490        $16,974
Ratio of operating expenses to
  average net assets ....................      1.48%(2)       1.34%(2)(3)       1.34%(2)(3)       1.81%(1)       1.87%(1)
Ratio of net investment loss to
  average net assets ....................     (0.97%)        (0.96%)(3)        (0.90%)(3)        (1.10%)        (1.07%)
Portfolio turnover rate .................       111%           104%              203%              149%           100%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.46% for the year ended March 31, 2001, 1.32% for the year ended 3/31/2000 and 1.29% in the year ended 3/31/1999.

(3) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund for the years ended March 31, 2000 and March 31, 1999, net investment loss per share would have been $(.21) and $(.18), the ratio of expenses to average net assets would have been 1.69% and 1.91%, and the ratio of net investment loss to average net assets would have been 1.31% and (1.47)%, respectively.


--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc., at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers  LLP
New York, New York
May 10, 2001



--------------------------------------------------------------------------------

     Federal Tax Notice  (unaudited)

     The amount of long term capital gain paid by the Fund for the fiscal year ended March 31, 2001 was $2,354,298.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER                  Value Line, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

DISTRIBUTOR                         Value Line Securities, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

CUSTODIAN BANK                      State Street Bank and Trust Co.
                                    225 Franklin Street
                                    Boston, MA 02110

SHAREHOLDER                         State Street Bank and Trust Co.
SERVICING AGENT                     c/o NFDS
                                    P.O. Box 219729
                                    Kansas City, MO 64121-9729

INDEPENDENT                         PricewaterhouseCoopers LLP
ACCOUNTANTS                         1177 Avenue of the Americas
                                    New York, NY 10036

LEGAL COUNSEL                       Peter D. Lowenstein, Esq.
                                    Two Sound View Drive, Suite 100
                                    Greenwich, CT 06830

DIRECTORS                           Jean Bernhard Buttner
                                    John W. Chandler
                                    Frances T. Newton
                                    Francis C. Oakley
                                    David H. Porter
                                    Paul Craig Roberts
                                    Marion N. Ruth
                                    Nancy-Beth Sheerr

OFFICERS                            Jean Bernhard Buttner
                                    Chairman and President
                                    Stephen E. Grant
                                    Vice President
                                    Alan N. Hoffman
                                    Vice President
                                    Bradley T. Brooks
                                    Vice President
                                    David T. Henigson
                                    Vice President and
                                    Secretary/Treasurer
                                    Stephen La Rosa
                                    Assistant Secretary/Treasurer
                                    Joseph Van Dyke
                                    Assistant Secretary/Treasurer


Small-Cap investments entail special risk considerations including liquidity and volatility.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #516879